Fees Summary	Jul. 15, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 7,317.70
Total Fee Amount	7,406.91
Total Transaction Valuation	53,634,395
Total Offset Amount	0
Net Fee	$ 89.21
Offering Table N/A
Offset Table N/A	N/A